Other operating income - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended
	Sep. 30, 2017 USD ($) trial phase	Apr. 30, 2018 GBP (£)	Apr. 30, 2017 GBP (£)
Disclosure of operating segments [line items]
Income recognized in respect of BARDA | £		£ 3,283,000	£ 0
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion	$ 32
Number of clinical trials | trial	2
Number of phases included in contract | phase	3
Cost sharing arrangement, additional portion	$ 30
Top of range | BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount	$ 62